PGIM Short Duration Multi-Sector Bond ETF Investment Strategy - PGIM Short Duration Multi-Sector Bond ETF	Aug. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund seeks to achieve its objective by investing in fixed income instruments, whereby issuers borrow money from investors in return for either a fixed or variable rate of interest and eventual repayment of the amount borrowed.The Fund invests, under normal circumstances, at least 80% of its investable assets in fixed income instruments with varying maturities. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The Fund is an actively managed exchange-traded fund (“ETF”) and therefore does not seek to replicate the performance of any specific index. Any derivatives instruments that provide investment exposure to the securities suggested by the Fund's name, or facilitate the Fund's investment in those securities by increasing or decreasing the Fund's exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund's 80% investment policy. The Fund has the flexibility to allocate its investments across different sectors of the fixed income securities markets including (but not limited to) U.S. Government securities, mortgage-related and asset-backed securities, corporate debt securities, foreign debt securities and loan participations and assignments. The Fund is not obligated to invest in all of these sectors at a given time and, at times, may invest all of its assets in only one sector. In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security. Although the Fund may invest in instruments of any duration or maturity, the Fund normally seeks to maintain a weighted average portfolio duration of three years or less and a weighted average maturity of five years or less. The Fund's weighted average portfolio duration and weighted average maturity, however, may be longer at any time or from time to time depending on market conditions. The Fund may use derivatives as part of its duration management strategies.Although the Fund may invest up to 50% of its investable assets in high yield fixed income instruments (commonly referred to as “junk” bonds), the Fund generally expects to invest up to approximately 30% of its investable assets in high yield fixed income instruments. However, from time to time the Fund’s investments in high yield fixed income instruments may be higher. High yield fixed income instruments are either rated Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”), BB+ or lower by S&P Global Ratings (“S&P”) or comparably rated by another nationally recognized statistical rating organization (“NRSRO”), or, if unrated, are considered by the subadviser to be of comparable quality. In the event that a security receives different ratings from different NRSROs, the Fund will treat the security as being rated in the highest rating category received from an NRSRO. The Fund invests in mortgage-related securities issued or guaranteed by U.S. governmental entities or private issuers. Mortgage pass-through securities include collateralized mortgage obligations, multi-class pass-through securities and stripped mortgage-backed securities. A collateralized mortgage obligation (“CMO”) is a security backed by an underlying portfolio of mortgages or mortgage-backed securities that may be issued or guaranteed by a bank or by U.S. governmental entities. A multi-class pass-through security is an equity interest in a trust composed of underlying mortgage assets. Payments of principal of and interest on the mortgage assets and any reinvestment income thereon provide funds to pay debt service on the CMO or to make scheduled distributions on the multi-class pass-through security. A stripped mortgage-backed security (“MBS strip”) may be issued by U.S. governmental entities or by private institutions. MBS strips take the pieces of a debt security (principal and interest) and break them apart. The resulting securities may be sold separately and may perform differently. The Fund may invest up to 50% of its investable assets in asset-backed securities. An asset-backed security is another type of pass-through instrument that pays interest based upon the cash flow of an underlying pool of assets, such as automobile loans or credit card receivables. Asset-backed securities can also be collateralized by a portfolio of corporate bonds, including junk bonds or other securities. Asset-backed securities in which the Fund invests may include collateralized debt obligations (“CDOs”), which may include collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”). The Fund may invest up to 40% of its investable assets in foreign debt securities, which include securities that are issued by foreign governments and corporations, including those of emerging markets. Foreign government debt securities include securities issued by quasi-governmental entities, governmental agencies, supranational entities and other governmental entities denominated in foreign currencies or U.S. dollars. The Fund may invest up to 30% of its net assets in fixed and floating rate loans (secured or unsecured) arranged through private negotiations between a company as the borrower and one or more financial institutions as lenders. These types of investments can be in the form of loan participations or assignments. Loan participations and assignments are high-yield, nonconvertible corporate debt instruments of varying maturities. With participations, the Fund has the right to receive payments of principal, interest and fees from the lender conditioned upon the lender’s receipt of payment from the borrower. In participations, the Fund generally does not have direct rights against the borrower on the loan, which means that if the borrower does not pay back the loan or otherwise comply with the loan agreement, the Fund will not have the right to make it do so. With assignments, the Fund has direct rights against the borrower on the loan, but its rights may be more limited than the original lender’s. The Fund may use derivatives to manage its duration, as well as to manage its foreign currency exposure, to hedge against losses, and to try to improve returns. The Fund engages in active trading—that is, frequent trading of its securities—in order to take advantage of new investment opportunities. The Fund expects to be more heavily involved in active trading during periods of market volatility seeking to preserve gains or limit losses.